Share-Based Compensation (Details) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-Based Compensation [Abstract]
Number of options, Outstanding at beginning of period	22,093,504	13,014,147
Number of options, Options forfeited	(58,438)	(4,556,865)
Number of options, Option expired	(325,001)	(671,438)
Number of options, Granted	6,300,000	14,307,660
Number of options, Outstanding at end of period	28,010,065	22,093,504
Options exercisable at the end of the period	21,337,751	13,730,238
Weighted average exercise price, Outstanding at beginning of period	₪ 0.59	₪ 1.18
Weighted average exercise price, Options forfeited	0.25	0.70
Weighted average exercise price, Option Expired	0.49	1.21
Weighted average exercise price, Granted	0.08	0.12
Weighted average exercise price, Outstanding at end of period	0.48	0.59
Options exercisable at the end of the period	₪ 8.0	₪ 7.8